UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Moody, Aldrich, & Sullivan, LLC
Address: 	18 Sewall Street
         	Marblehead, MA  01945
13F File Number: 028-04634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	William B. Moody
Title:    	Principal
Phone:    	781-639-2750
Signature, Place, and Date of Signing:
    William B. Moody    Marblehead, MA    January 27, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT  AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934
WILLIAM B. MOODY

FORM 13F SUMMARY PAGE
Report Summary:  13FHR
Number of Other Included Managers:   	None
Form 13F Information Table Entry Total:   	54
Form 13F Information Table Value Total:   	$104,000,000
List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     1003    33290 SH       SOLE                    26490              6800
AMB Property Corp              COM              00163T109     1942    70970 SH       SOLE                    56830             14140
AVX Corp                       COM              002444107     1315   134220 SH       SOLE                   107360             26860
Alcan Aluminum                 COM              013716105     1771    60010 SH       SOLE                    47055             12955
Allied Capital Corp            COM              01903Q108     2697   123530 SH       SOLE                    99389             24141
Archer Daniels Mdlnd           COM              039483102     1715   138320 SH       SOLE                   110530             27790
Autodesk, Inc                  COM              052769106     1009    70530 SH       SOLE                    56620             13910
Barrick Gold Corp              COM              067901108     1795   116470 SH       SOLE                    93720             22750
Bear Stearns Co Inc            COM              073902108     2469    41570 SH       SOLE                    33440              8130
Becton Dickinson               COM              075887109     2489    81110 SH       SOLE                    65070             16040
Best Buy Inc                   COM              086516101     1057    43780 SH       SOLE                    34930              8850
Capital One Financial          COM              14040H105      974    32760 SH       SOLE                    26060              6700
City National Corp             COM              178566105     1711    38890 SH       SOLE                    31190              7700
Clayton Homes                  COM              184190106     1343   110230 SH       SOLE                    89340             20890
Clorox Co                      COM              189054109     1794    43490 SH       SOLE                    35250              8240
ConAgra Foods Inc              COM              205887102     3001   119990 SH       SOLE                    97110             22880
Concord EFS Inc                COM              206197105     1770   112440 SH       SOLE                    90390             22050
Countrywide Finl Crp           COM              222372104     3338    64620 SH       SOLE                    52330             12290
E*Trade Inc                    COM              269246104     1885   387860 SH       SOLE                   304380             83480
Equity Office Prop             COM              294741103     1885    75455 SH       SOLE                    60415             15040
FedEx Corp                     COM              31428X106     1951    35975 SH       SOLE                    29015              6960
Franklin Resources             COM              354613101     2509    73610 SH       SOLE                    59000             14610
Health Net Inc                 COM              42222G108     3020   114380 SH       SOLE                    91930             22450
Hon Industries Inc             COM              438092108     3326   117620 SH       SOLE                    95290             22330
Hubbell Inc Cl B               COM              443510201     2753    78330 SH       SOLE                    62870             15460
Jones Apparel Group            COM              480074103     3363    94880 SH       SOLE                    77130             17750
Key Energy Svcs                COM              492914106     2142   238840 SH       SOLE                   192020             46820
MBIA Inc                       COM              55262C100     2123    48415 SH       SOLE                    38850              9565
Marathon Oil Corp              COM              565849106     1910    89705 SH       SOLE                    72625             17080
Newell Rubbermaid              COM              651229106     3816   125820 SH       SOLE                   101980             23840
Northeast Utilities            COM              664397106     2059   135760 SH       SOLE                   109410             26350
Nucor Corp                     COM              670346105     2400    58120 SH       SOLE                    46870             11250
PG&E                           COM              69331C108     1511   108719 SH       SOLE                    80650             28069
Pfizer Inc                     COM              717081103      401    13132 SH       SOLE                                      13132
Placer Dome                    COM              725906101     2129   185160 SH       SOLE                   148880             36280
Popular Inc                    COM              733174106     3070    90840 SH       SOLE                    73370             17470
Progress Energy Inc            COM              743263105     2302    53100 SH       SOLE                    43030             10070
Progress Energy-CVO            COM              743263AA3        0    41130 SH       SOLE                    38220              2910
RadioShack Corp                COM              750438103     1385    73890 SH       SOLE                    61350             12540
RenaissanceRe Hldgs            COM              G7496G103      963    24310 SH       SOLE                    19270              5040
Republic Services Inc          COM              760759100     1321    62960 SH       SOLE                    50440             12520
Sappi Ltd                      COM              803069202     1179    89150 SH       SOLE                    71050             18100
Sherwin-Williams               COM              824348106     3434   121570 SH       SOLE                    97220             24350
Sierra Pacific Res             COM              826428104       77    11870 SH       SOLE                     6670              5200
Superior Indus Intl            COM              868168105     1746    42220 SH       SOLE                    34380              7840
TJX Companies                  COM              872540109     2200   112690 SH       SOLE                    91170             21520
Teleflex Inc                   COM              879369106     1928    44950 SH       SOLE                    36000              8950
Tidewater Inc                  COM              886423102     3280   105470 SH       SOLE                    85030             20440
Trizec Properties Inc          COM              89687P107     1263   134487 SH       SOLE                   109405             25082
Veritas Software               COM              923436109      882    56440 SH       SOLE                    45040             11400
Waters Corp                    COM              941848103     1765    81040 SH       SOLE                    64990             16050
Watson Pharmaceut.             COM              942683103     1843    65200 SH       SOLE                    52300             12900
Wellpoint Health Net           COM              94973H108     2899    40736 SH       SOLE                    33166              7570
Zomax, Inc                     COM              989929104       88    20800 SH       SOLE                    11700              9100